Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Profit (loss) for the period (in € thousands)	€ (65,144)	€ (79,521)	[1],[2]	€ (55,728)	[1],[2]
Weighted average number of ordinary shares for the period	36,987,982	31,167,203		31,166,437
Profit (loss) per share (in €)	€ (1.76)	€ (2.55)		€ (1.79)
Weighted average number of ordinary shares used in the above calculation	36,987,982	31,167,203		31,166,437

[1]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of the application is presented in note 4.7